Warrants (Details) - Schedule of reconciliation of the beginning and ending balances of warrants liability - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability [Abstract]
Beginning balance	$ 1,152	$ 1,091
Fair value change of the issued warrants included in earnings	(61)	(1,063)
Ending balance	$ 1,091	$ 28